Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2016
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2016 (CHF million)
Credit guarantees and similar instruments	1,962	500	262	409	3,133	2,913		13	2,043
Performance guarantees and similar instruments	5,109	1,571	194	240	7,114	6,124		76	3,090
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,460	888	531	581	5,460	5,456		44	3,668
Total guarantees	26,395	6,336	4,577	2,206	39,514	38,300		817	8,801
2015 (CHF million)
Credit guarantees and similar instruments	2,916	744	284	458	4,402	4,193		25	1,729
Performance guarantees and similar instruments	4,295	1,992	627	85	6,999	6,100		78	3,144
Derivatives [2]	23,529	10,061	3,149	1,450	38,189	38,189		755	–	[3]
Other guarantees	3,958	552	447	522	5,479	5,474		52	3,533
Total guarantees	34,698	13,349	4,507	2,515	55,069	53,956		910	8,406
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2017	583
2018	563
2019	508
2020	477
2021	373
Thereafter	3,273
Future operating lease commitments	5,777
Less minimum non-cancellable sublease rentals	155
Total net future minimum lease commitments	5,622

Rental expenses for operating leases
Rental expense for operating leases
in	2016	2015	2014
Rental expense for operating leases (CHF million)
Minimum rental expense	550	558	572
Sublease rental income	(89)	(92)	(81)
Total net expenses for operating leases	461	466	491

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2016 (CHF million)
Irrevocable commitments under documentary credits	4,356	0	0	0	4,356	4,281		2,748
Irrevocable loan commitments [2]	30,382	34,464	44,523	7,606	116,975	113,016		46,068
Forward reverse repurchase agreements	84	0	0	0	84	84		84
Other commitments	487	24	75	51	637	637		0
Total other commitments	35,309	34,488	44,598	7,657	122,052	118,018		48,900
2015 (CHF million)
Irrevocable commitments under documentary credits	4,022	4	3	0	4,029	3,935		2,468
Irrevocable loan commitments [2]	33,890	45,365	44,759	13,639	137,653	133,833		63,276
Forward reverse repurchase agreements	48	0	0	0	48	48		48
Other commitments	450	124	29	169	772	771		6
Total other commitments	38,410	45,493	44,791	13,808	142,502	138,587		65,798
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 95,743 million and CHF 98,495 million of unused credit limits as of December 31, 2016 and 2015, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2016 (CHF million)
Credit guarantees and similar instruments	1,955	500	262	402	3,119	2,900		12	2,038
Performance guarantees and similar instruments	5,019	1,514	163	237	6,933	5,943		74	3,057
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,326	835	561	578	5,300	5,296		43	3,591
Total guarantees	26,164	6,226	4,576	2,193	39,159	37,946		813	8,686
2015 (CHF million)
Credit guarantees and similar instruments	2,908	743	285	451	4,387	4,178		24	1,727
Performance guarantees and similar instruments	4,201	1,929	603	81	6,814	5,915		75	3,104
Derivatives [2]	23,528	10,061	3,149	1,451	38,189	38,189		755	–	[3]
Other guarantees	3,901	517	445	516	5,379	5,374		51	3,492
Total guarantees	34,538	13,250	4,482	2,499	54,769	53,656		905	8,323
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2017	575
2018	556
2019	502
2020	473
2021	370
Thereafter	3,271
Future operating lease commitments	5,747
Less minimum non-cancellable sublease rentals	153
Total net future minimum lease commitments	5,594

Rental expenses for operating leases
Rental expense for operating leases
in	2016	2015	2014
Rental expense for operating leases (CHF million)
Minimum rental expense	546	558	572
Sublease rental income	(89)	(92)	(81)
Total net expenses for operating leases	457	466	491

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2016 (CHF million)
Irrevocable commitments under documentary credits	4,354	0	0	0	4,354		4,280		2,748
Irrevocable loan commitments	30,265	34,397	44,503	7,562	116,727	[2]	112,768		46,067
Forward reverse repurchase agreements	84	0	0	0	84		84		84
Other commitments	437	24	75	51	587		587		0
Total other commitments	35,140	34,421	44,578	7,613	121,752		117,719		48,899
2015 (CHF million)
Irrevocable commitments under documentary credits	4,020	4	3	0	4,027		3,932		2,468
Irrevocable loan commitments	33,776	45,286	44,755	13,586	137,403	[2]	133,583		63,275
Forward reverse repurchase agreements	48	0	0	0	48		48		48
Other commitments	404	124	29	168	725		726		6
Total other commitments	38,248	45,414	44,787	13,754	142,203		138,289		65,797
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 92,471 million and CHF 95,025 million of unused credit limits as of December 31, 2016 and 2015, respectively, which were revocable at the Bank's sole discretion upon notice to the client.